Net Loss Per Share - Common Share Equivalents Excluded from Diluted Net Loss Per Share (Details) - shares shares in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Net loss per share
Total dilutive shares	771	3,179	1,538	2,034
Stock options
Net loss per share
Total dilutive shares	453	1,883	781	910	2,783	446	2,305
RSUs
Net loss per share
Total dilutive shares	306	1,278	748	1,100
Estimated ESPP purchases
Net loss per share
Total dilutive shares	12	18	9	24	23	52	8